Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund	Dec. 30, 2023
Fidelity SAI U.S. Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.90%)
Past 5 years	9.02%
Since Inception	10.10%	[1]
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.74%)
Past 5 years	8.19%
Since Inception	9.30%	[1]
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.86%)
Past 5 years	7.03%
Since Inception	8.05%	[1]
IXYQM
Average Annual Return:
Past 1 year	(10.80%)
IXYXN
Average Annual Return:
Past 1 year	(10.80%)
Past 5 years	9.12%
Since Inception	10.24%	[1]

[1]	AFrom May 29, 2015.